Account Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Account Payables and Accrued Expenses
Schedule of account payables and accrued expenses

As at December 31:	2023	2022
Trade and account payables	$2,244	$5,225
Deposit liabilities	7,767	7,918
Interest payables	500	494
Value-added, goods and services and other taxes (other than income taxes)	1,353	1,372
Compensation	159	151
Contract liabilities under contracts with customers	2,088	1,776
Lease liabilities	311	393
Due to an affiliate (see Note 24)	1,622	3,770
	$16,044	$21,099

Schedule of movement of contract liabilities under contracts with customers

	2023	2022
Balance, beginning of the year	$1,916	$1,864
Considerations received	1,142	598
Reclassification to profit or loss upon satisfaction of performance obligations	(909)	(546)
Balance, end of the year	$2,149	$1,916

Schedule of contract liabilities expects to recognize as revenue

	2023	2022
Year 1 after the year-end (included in current liabilities)	$2,088	$1,776
Year 2 after the year-end (included in non-current liabilities)	61	140
	$2,149	$1,916

Schedule of future lease payments included in the measurement and principal amounts of the lease liabilities

Years ending December 31:	Principal	Interest	Total
2024	311	5	316
2025	3	—	3
	$314	$5	$319

Current liabilities	$311
Non-current liabilities	3
$314

Schedule of Lease liabilities

	2023	2022	2021
Interest expense	$20	$28	$42
Expense relating to short-term leases with payments directly charged to profit or loss	484	438	358
Expense relating to leases of low-value assets with payments directly charged to profit or loss	9	—	115
Expense relating to variable lease payments not included in the measurement of lease liabilities	—	—	—
Total cash outflows for leases	907	816	939
Gain on COVID-19-related rent concessions	—	(47)	—
Depreciation charge for right-of-use assets (see Note 11)	364	349	436
Carrying amount of right-of-use assets at the end of the reporting period (see Note 11)	265	628	692